united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

TOTAL INVESTMENTS - 0.0%		$ -
OTHER ASSETS LESS LIABILITIES - 100.0%		374,037,797
NET ASSETS - 100.0%		$374,037,797

	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ -

(b) Includes unrealized gain/loss on derivative contracts.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2015
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciaiton)
797	2 Year Bond	Dec-15	$ 174,118,996	$ (185,695)
2,663	3 Mo Euro Euribor	Dec-15	746,165,943	30,349
2,073	3 MO Sterling Short Sterling	Dec-15	395,764,204	292,049
1,506	3 YR AUD Government Bond	Sep-15	322,429,894	338,730
282	10 YR AUD Government Bond	Sep-15	193,522,923	666,502
225	10 YR Mini JBG	Sep-15	27,450,000	166,029
923	90 Day Euro$ Future	Dec-16	228,004,075	322,700
1,698	Bank Accept	Mar-16	317,496,285	820,364
180	CAC 40 10 Euro Future	Sep-15	9,381,782	(484,349)
1,791	Canola +	Nov-15	12,799,023	(540,399)
405	Cocoa +	Dec-15	12,550,950	154,490
404	Cocoa Future +	Dec-15	13,048,663	191,640
742	EU Carbon Dioxide Emissions +	Dec-15	6,709,164	579,504
627	Euro BOBL Future	Sep-15	91,345,122	169,404
121	Euro Bund Future	Sep-15	20,754,162	275,462
34	Euro Buxl Future	Sep-15	5,774,220	55,146
399	Euro CHF 3 MO Lif	Dec-15	103,916,558	(160,325)
2,274	Euro Schatz	Sep-15	283,454,100	59,476
178	LME Aluminum +	Sep-15	7,099,975	(294,638)
46	LME Nickel Future +	Sep-15	2,770,488	(226,527)
429	Nikkei 225 Mini	Sep-15	6,669,148	(487,389)
83	AEX Index (Amsterdam)	Sep-15	8,271,747	(302,093)
486	OMXS30 Index	Sep-15	8,567,888	(355,325)
599	Rapeseed +	Nov-15	123,150,507	(345,699)
57	TOPIX Index Future	Sep-15	7,212,780	(508,912)
371	US 10 Year Future	Dec-15	47,140,373	(107,789)
503	US 5YR NOTE (CBT)	Dec-15	60,077,314	(176,038)
			Net Unrealized Depreciation from Open Long Futures Contracts	$ (53,333)
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2015
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
(59)	Brent Crude Future +	Oct-15	$ (3,194,850)	$ (229,350)
(879)	Bursa Crude Palm Oil +	Nov-15	(10,435,840)	(320,924)
(67)	Coffee +	Dec-15	(3,123,038)	333,844
(152)	Copper Future +	Dec-15	(8,882,500)	(194,600)
(192)	DIJA Mini	Sep-15	(15,847,680)	(232,915)
(143)	Emerging Market Future	Sep-15	(5,845,125)	501,750
(135)	Frozen Concentrated OJ +	Nov-15	(2,613,263)	23,175
(142)	FTSE 100 Index	Sep-15	(13,571,499)	(312,410)
(98)	Gas Oil Future +	Oct-15	(4,811,800)	(348,775)
(72)	Gasoline RBOB +	Oct-15	(4,533,278)	(57,935)
(138)	Gold +	Dec-15	(15,628,500)	(473,060)
(83)	Heating Oil Future +	Oct-15	(5,930,383)	(492,257)
(197)	Lean Hogs +	Oct-15	(5,360,370)	(376,740)
(405)	LME Aluminum +	Sep-15	(16,154,438)	1,554,957
(173)	LME Lead Future +	Sep-15	(7,480,088)	(7,662)
(89)	LME Nickel Future +	Sep-15	(5,360,292)	1,433,436
(39)	LME Tin Future +	Sep-15	(2,808,000)	210,020
(228)	LME Zinc Future +	Sep-15	(10,315,575)	644,766
(58)	Lumber Future +	Nov-18	(1,420,188)	402,457
(169)	MSCI EAFE Index mini	Sep-15	(14,641,315)	15,170
(475)	MSCI Taiwan Index	Sep-15	(14,297,500)	(321,440)
(205)	Natural Gas Future +	Oct-15	(5,512,450)	248,930
(115)	NYMEX Palladium +	Dec-15	(6,925,875)	(868,665)
(97)	Oat Future +	Dec-15	(1,116,713)	151,600
(112)	Platinum Future +	Oct-15	(5,658,800)	195,800
(420)	Red Wheat Future +	Dec-15	(10,804,500)	396,625
(395)	Robusta Coffee Future (10) +	Nov-15	(6,363,450)	388,220
(90)	Rough Rice Futures +	Nov-15	(2,188,800)	(58,920)
(126)	S&P/TSX 60 IX Future	Sep-15	(15,438,982)	(450,135)
(1,183)	SGX CNX Nifty Index	Sep-15	(18,928,000)	(254,040)
(205)	SGX MSCI Singapore Index	Sep-15	(9,386,212)	(181,728)
(161)	Silver +	Dec-15	(11,741,730)	270,845
(329)	Soybean Future +	Nov-15	(14,599,375)	87,950
(403)	Soybean Oil Future +	Dec-15	(6,830,850)	479,406
(192)	SPI 200	Sep-15	(17,579,376)	(1,130,288)
(116)	TOCOM Gasoline Future +	Feb-16	(2,436,969)	11,775
(104)	TOCOM Kerosene Future +	Jan-16	(2,217,046)	234,904
(746)	TOCOM Platinum +	Jun-15	(12,154,205)	(76,442)
(314)	TOCOM Rubber +	Jan-16	(2,241,960)	130,122
(538)	Wheat Future +	Dec-15	(13,046,500)	(174,412)
(263)	Wheat Future (KCB) +	Dec-15	(641,391,250)	252,875
(552)	White Sugar +	Oct-15	(9,422,640)	329,640
(295)	World Sugar #11 +	Oct-15	(3,531,976)	397,734
(64)	WTI Crude Future +	Oct-15	(3,148,800)	(402,421)
	Net Unrealized Appreciation from Open Short Futures Contracts			$ 1,730,882

	Net Unrealized Appreciation from Open Futures Contracts			$ 1,677,549

+ All or a portion of this investment is a holding of the Longboard Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Options Contracts: Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open Future Contracts	$1,677,549	$ -	$ -	$1,677,549
Forward Foreign Currency Exchange Contracts	-	7,812,549	-	7,812,549
Total	$1,677,549	$ 7,812,549	$ -	$9,490,098

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at August 31, 2015	% of Fund Net Assets at August 31, 2015
LFL-CFC	8/15/12	$30,819,637	8.24%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The value of the derivative instruments outstanding as of August 31, 2015, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of August 31, 2015, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2015
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
9/16/2015	14,600,000	GBP	22,896,888	USD	$ 22,442,205	$ (454,683)
9/16/2015	7,110,404	USD	9,200,000	AUD	6,515,376	595,027
9/16/2015	1,019,760	USD	1,400,000	AUD	991,470	28,290
9/16/2015	1,026,018	USD	1,400,000	AUD	991,470	34,548
9/16/2015	4,104,782	USD	13,100,000	BRL	3,582,019	522,763
9/16/2015	993,832	USD	3,400,000	BRL	929,684	64,148
9/16/2015	18,356,940	USD	11,900,000	GBP	18,291,934	65,006
9/16/2015	1,008,215	USD	650,000	GBP	999,139	9,076
9/16/2015	1,092,070	USD	700,000	GBP	1,075,996	16,074
9/16/2015	1,085,420	USD	700,000	GBP	1,075,996	9,424
9/16/2015	1,013,942	USD	650,000	GBP	999,139	14,802
9/16/2015	11,006,930	USD	13,500,000	CAD	10,159,310	847,620
9/16/2015	1,002,932	USD	1,300,000	CAD	978,304	24,628
9/16/2015	1,061,652	USD	1,400,000	CAD	1,053,558	8,093
9/16/2015	922,298	USD	1,300,000	CAD	978,304	13,994
9/16/2015	1,052,552	USD	1,400,000	CAD	1,053,558	(1,006)
9/16/2015	5,000,000	USD	120,925,000	CZK	5,013,455	(13,455)
9/16/2015	1,000,000	USD	24,706,000	CZK	1,024,291	(24,291)
9/16/2015	6,000,000	USD	141,660,000	CZK	5,873,112	126,888
9/16/2015	7,356,700	USD	6,500,000	EUR	7,284,125	72,575
9/16/2015	1,104,200	USD	1,000,000	EUR	1,120,635	(16,435)
9/16/2015	1,108,560	USD	1,000,000	EUR	1,120,635	(12,075)
9/16/2015	5,550,618	USD	680,700,000	JPY	5,618,554	(67,936)
9/16/2015	5,515,448	USD	680,700,000	JPY	5,618,554	(103,106)
9/16/2015	1,010,673	USD	125,000,000	JPY	1,031,760	(21,088)
9/16/2015	1,007,009	USD	125,000,000	JPY	1,031,760	(24,751)
9/16/2015	1,005,187	USD	125,000,000	JPY	1,031,760	(26,574)
9/16/2015	1,005,307	USD	122,000,000	JPY	1,006,998	(1,691)
9/16/2015	15,394,320	USD	21,600,000	NZD	13,666,539	1,727,781
9/16/2015	980,850	USD	1,500,000	NZD	949,065	31,785
9/16/2015	984,195	USD	1,500,000	NZD	949,065	35,130
9/16/2015	6,800,000	USD	52,653,080	NOK	6,285,279	514,721
9/16/2015	1,000,000	USD	8,251,200	NOK	984,958	15,042
9/16/2015	1,000,000	USD	8,229,000	NOK	982,308	17,692
9/16/2015	1,000,000	USD	8,356,200	NOK	997,492	2,508
9/16/2015	5,647,877	USD	20,800,000	PLN	5,510,821	137,056
9/16/2015	1,001,529	USD	3,800,000	PLN	1,006,785	(5,256)
9/16/2015	8,036,862	USD	30,000,000	PLN	7,948,299	88,563
9/16/2015	1,059,897	USD	4,000,000	PLN	1,059,773	124
9/16/2015	16,900,000	USD	211,909,100	ZAR	15,942,185	957,815
9/16/2015	1,000,000	USD	12,764,200	ZAR	960,267	39,733
9/16/2015	1,000,000	USD	12,824,000	ZAR	964,765	35,235
9/16/2015	1,000,000	USD	12,855,800	ZAR	967,158	32,842

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2015
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
9/16/2015	1,000,000	USD	12,924,770	ZAR	972,347	27,653
9/16/2015	1,000,000	USD	12,999,320	ZAR	977,955	22,045
9/16/2015	1,000,000	USD	13,391,000	ZAR	1,007,422	(7,422)
9/16/2015	6,300,000	USD	52,191,909	SEK	6,154,746	145,254
9/16/2015	1,000,000	USD	8,650,300	SEK	1,020,089	(20,089)
9/16/2015	1,000,000	USD	8,521,480	SEK	1,004,898	(4,898)
9/16/2015	1,928,963	USD	108,400,000	RUB	1,616,293	312,670
9/16/2015	977,199	USD	66,000,000	RUB	984,090	(6,891)
9/16/2015	14,602,700	AUD	7,000,000	GBP	10,759,961	35,439
9/16/2015	26,000,000	AUD	2,254,460,000	JPY	18,608,498	203,752
9/16/2015	14,600,000	GBP	22,896,888	USD	22,896,888	-
9/16/2015	14,000,000	GBP	27,981,800	AUD	19,816,517	1,891,764
9/16/2015	700,000	GBP	1,502,410	AUD	1,063,996	33,514
9/16/2015	700,000	GBP	1,477,854	AUD	1,046,606	46,267
9/16/2015	700,000	GBP	1,538,460	AUD	1,089,527	3,395
9/16/2015	8,469,750	GBP	11,500,000	EUR	12,887,299	123,801
9/16/2015	706,100	GBP	1,000,000	EUR	1,120,635	(17,635)
9/16/2015	702,800	GBP	1,000,000	EUR	1,120,635	(17,235)
9/16/2015	642,402	GBP	900,000	EUR	1,008,571	(8,671)
9/16/2015	731,500	GBP	1,000,000	EUR	1,120,635	19,265
9/16/2015	12,300,000	GBP	2,331,538,800	JPY	19,244,712	(236,570)
9/16/2015	650,000	GBP	124,442,500	JPY	1,027,159	(16,663)
9/16/2015	700,000	GBP	135,530,500	JPY	1,118,680	(24,191)
9/16/2015	700,000	GBP	135,478,000	JPY	1,118,247	(25,329)
9/16/2015	650,000	GBP	126,115,600	JPY	1,040,969	(26,199)
9/16/2015	700,000	GBP	136,000,900	JPY	1,122,563	(22,410)
9/16/2015	700,000	GBP	131,068,000	JPY	1,081,846	17,810
9/16/2015	3,352,561,300	JPY	37,300,000	AUD	26,415,601	1,294,569
9/16/2015	127,722,000	JPY	1,400,000	AUD	991,470	49,570
9/16/2015	252,159,600	JPY	2,800,000	AUD	1,982,941	62,459
9/16/2015	152,909,900	JPY	1,700,000	AUD	1,203,928	43,702
9/16/2015	136,788,000	JPY	1,500,000	AUD	1,062,290	39,310
9/16/2015	128,066,400	JPY	1,400,000	AUD	991,470	40,890
9/16/2015	127,590,400	JPY	1,400,000	AUD	991,470	33,750
9/16/2015	125,595,400	JPY	1,400,000	AUD	991,470	35,010
9/16/2015	120,918,000	JPY	1,400,000	AUD	991,470	850
9/16/2015	10,800,000	NZD	7,212,024	USD	6,833,269	(378,755)
9/16/2015	6,100,000	CHF	811,696,500	JPY	6,699,809	(82,359)
9/16/2015	700,000	CHF	90,118,000	JPY	743,841	(16,086)
9/16/2015	1,000,000	CHF	126,939,800	JPY	1,047,772	(28,338)
9/16/2015	9,311,478	USD	144,900,000	MXN	8,635,041	676,436
9/16/2015	1,009,452	USD	16,500,000	MXN	983,286	26,166
9/16/2015	1,044,444	USD	17,000,000	MXN	1,013,083	31,361
9/16/2015	988,269	USD	17,000,000	MXN	1,013,083	(24,814)

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2015
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
9/16/2015	2,703,300,000	JPY	30,000,000	CAD	22,572,179	14,781
9/16/2015	127,631,000	JPY	1,400,000	CAD	1,053,368	213

Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Sell:
9/16/2015	7,000,000	GBP	14,602,700	AUD	$ 10,341,531	$ (503,894)
9/16/2015	2,254,460,000	JPY	26,000,000	AUD	18,413,020	(234,180)
9/16/2015	27,981,800	AUD	14,000,000	GBP	21,519,923	(244,477)
9/16/2015	1,502,410	AUD	700,000	GBP	1,075,996	(19,084)
9/16/2015	1,477,854	AUD	700,000	GBP	1,075,996	(12,224)
9/16/2015	1,538,460	AUD	700,000	GBP	1,075,996	(10,964)
9/16/2015	11,500,000	EUR	8,469,750	GBP	13,019,169	(147,904)
9/16/2015	1,000,000	EUR	706,100	GBP	1,085,300	(19,250)
9/16/2015	1,000,000	EUR	702,800	GBP	1,085,373	(16,490)
9/16/2015	900,000	EUR	642,402	GBP	987,460	(15,329)
9/16/2015	1,000,000	EUR	731,500	GBP	1,124,416	(11,457)
9/16/2015	2,331,538,800	JPY	12,300,000	GBP	18,906,789	(214,791)
9/16/2015	124,442,500	JPY	650,000	GBP	999,139	(12,781)
9/16/2015	135,530,500	JPY	700,000	GBP	1,075,996	(19,084)
9/16/2015	135,478,000	JPY	700,000	GBP	1,075,996	(16,424)
9/16/2015	126,115,600	JPY	650,000	GBP	999,139	(15,511)
9/16/2015	136,000,900	JPY	700,000	GBP	1,075,966	(21,184)
9/16/2015	131,068,000	JPY	700,000	GBP	1,075,996	(10,964)
9/16/2015	37,300,000	AUD	3,352,561,300	JPY	27,672,316	36,002
9/16/2015	1,400,000	AUD	127,722,000	JPY	1,054,228	22,798
9/16/2015	2,800,000	AUD	252,159,600	JPY	2,081,346	45,009
9/16/2015	1,700,000	AUD	152,909,900	JPY	1,262,131	28,589
9/16/2015	1,500,000	AUD	136,788,000	JPY	1,129,059	32,387
9/16/2015	1,400,000	AUD	128,066,400	JPY	1,057,071	26,604
9/16/2015	1,400,000	AUD	127,590,400	JPY	1,053,142	26,340
9/16/2015	1,400,000	AUD	125,595,400	JPY	1,036,675	9,813
9/16/2015	1,400,000	AUD	120,918,000	JPY	998,067	312
9/16/2015	811,696,500	JPY	6,100,000	CHF	6,310,801	(262,475)
9/16/2015	90,118,000	JPY	700,000	CHF	724,190	(2,629)
9/16/2015	126,939,800	JPY	1,000,000	CHF	1,034,557	20,667
9/16/2015	30,000,000	CAD	2,703,300,000	JPY	22,347,002	(210,575)
9/16/2015	1,400,000	CAD	127,631,000	JPY	1,055,070	1,922

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$ 7,812,549

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2015

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of August 31, 2015 categorized by risk exposure:

Risk Exposure Category	Unrealized Appreciation/ (Depreciation)
Foreign exchange contracts	$ 7,812,549
Commodity contracts	3,615,289
Interest rate contracts	2,566,364
Equity contracts	(4,504,104)
Total	$ 9,490,098

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

	TOTAL INVESTMENT - 0.0% (Cost $0) (a)		$ -
	OTHER ASSETS LESS LIABILITIES - 100.0% (b)		12,490,287
	NET ASSETS - 100.0%		$ 12,490,287

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	-
(b) Includes unrealized depreciation on swap contract.		Net Unrealized Appreciation:	$ -

SWAP CONTRACTS			Unrealized Appreciation/ (Depreciation)+
The Scotiabank total return swap provides exposure to the daily total returns of a basket of equity securities. This basket is managed on a daily basis, by the advisor, according to the investment rules corresponding to the Longboard long/short program. According to the terms of the swap, Longboard can modify, at a daily frequency (T+1 basis), the notional value, as well purchase or liquidate the constituent individual securities and futures contracts. The swap became effective on March 20th, 2015 and is reset on a monthly basis. (Notional Value $14,786,565)

	Total Net Unrealized Depreciation on Swap Contract:		$ (71,234)

+ The amount represents fair value derivative instruments subject to equity risk exposure as of August 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Liabilities *	Level 1	Level 2	Level 3	Total
Open Swap Contracts **	$ 71,234	$ -	$ -	$ 71,234
Total	$ 71,234	$ -	$ -	$ 71,234
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.
** Derivatives instruments include cumulative unrealized gain or loss on swaps open as of August 31, 2015.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/30/15

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/30/15